Note 26 - Subsequent Event (Details)	0 Months Ended
	Jan. 02, 2014	Dec. 31, 2013	Mar. 25, 2014
Note 26 - Subsequent Event (Details) [Line Items]
Equity Interest Pledged as Collateral, Percentage		100.00%
Subsequent Event [Member] | Selected Employees and Executives [Member]
Note 26 - Subsequent Event (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	1,100,240
Subsequent Event [Member]
Note 26 - Subsequent Event (Details) [Line Items]
Equity Interest Pledged as Collateral, Percentage			100.00%